Principal accounting policies (Leases - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal accounting policies
Right of use assets		$ 39,588	¥ 275,607	¥ 145,200	¥ 0
Lease liability			¥ 278,343	141,200
Weighted average remaining lease terms of the right-of-use assets		2 years 9 months 14 days	2 years 9 months 14 days
Weighted average incremental borrowing rate		4.98%	4.98%
Operating lease cost	¥ 117,066
Short-term lease cost	56,557
Cash paid for operating leases included in operating cash flows	114,889
Lease liabilities arising from obtaining right-of-use assets	¥ 112,917
Undiscounted cash flows to the operating lease liabilities recognized
2020			¥ 122,996
2021			95,307
2022			56,544
2023 and after			25,274
Total undiscounted cash flows			300,121
Less: imputed interest			(21,778)
Present value of lease liabilities			¥ 278,343	¥ 141,200